LEASES - Minimum lease payments in future periods (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Minimum lease payments in future periods
2026	$ 255
2027	151
2028	43
Total undiscounted cash flows	449
Operating lease liabilities - current	241	$ 276
Operating lease liabilities - non-current	188	261
Total	429	$ 537
Difference between undiscounted cash flows and discounted cash flows	$ 20